FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Classification by category of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	R$ 57,885,123	R$ 55,087,059
Cash and cash equivalents
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	792,252	495,855
Customers | Amortized cost
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	5,124,744	6,481,303
Loans and financing | Amortized cost
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	10,266,851	13,184,244
Reimbursement rights | Amortized cost
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	8,076,826	9,164,986
Financial Asset - Generation and Transmission | Amortized cost
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	16,282,980	13,590,194
Financial Assets - Transmission (RBSE) | Amortized cost
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	38,238,015	36,570,883
Financial Asset - values receivable in portion A
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	832,013
Investments (equity stakes) | Fair value
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	1,418,659	1,357,923
Financial assets - Distribution | Fair value
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	2,532,115	4,925,982
Measured at Amortized Cost
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	67,431,966	69,885,305
Measured at Fair Value through profit/loss | Fair value
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	42,060	50,631
Derivative instruments | Fair value
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	39,885	44,017
Derivative Instruments (Hedge) | Fair value
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	2,175	6,614
Loans and receivables
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	79,613,681	79,487,465
Held to maturity
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	331,588	246,801
Held to maturity | Securities | Amortized cost
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	331,588	246,801
Measured at Fair Value through profit/loss
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	7,350,863	5,910,564
Measured at Fair Value through profit/loss | Securities | Fair value
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	6,924,632	5,681,791
Derivative instruments | Fair value
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	426,231	228,773
Financial assets available for sale
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	3,950,774	6,283,905
Suppliers | Amortized cost
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	18,239,097	19,442,121
Loans and financing | Amortized cost
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	45,121,791	45,620,428
Debentures | Amortized cost
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	268,022	201,375
Debentures -Banco Amazonia | Amortized cost
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	202,757
Reimbursement obligations | Amortized cost
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	2,455,176	3,384,398
Commercial leasing | Amortized cost
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	1,077,820	1,169,504
Concessions payable UBP | Amortized cost
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	R$ 67,303	R$ 67,479